SHAREHOLDERS' EQUITY (Details) $ / shares in Units, $ in Millions				3 Months Ended		9 Months Ended	12 Months Ended
	Aug. 09, 2022 USD ($) $ / shares shares	Oct. 28, 2021	Mar. 05, 2018 shares	Sep. 30, 2022 Vote Y $ / shares shares	Jun. 30, 2022 shares	Sep. 30, 2022 Vote Y $ / shares shares	Dec. 31, 2021 Y Vote $ / shares shares	Nov. 03, 2022 $ / shares shares	Nov. 02, 2022 shares	Aug. 02, 2022 $ / shares	Aug. 01, 2022 shares	Apr. 12, 2022 $ / shares shares	Apr. 11, 2022 shares	Apr. 02, 2022 shares	Mar. 13, 2022 $ / shares	Dec. 31, 2020 $ / shares shares
SHARE OWNERSHIP AND RIGHTS
Ordinary shares, authorized				50,000,000,000		50,000,000,000	12,000,000,000									12,000,000,000
Ordinary shares, par value | $ / shares				$ 0		$ 0	$ 0									$ 0
Number of vote for each ordinary share | Vote				1		1
Number of years of income that limits distribution | Y				2		2
Maximum period between date of financial statements and distribution date						6 months
Threshold period for not to enter in to an agreement for variable rate transaction from the date of closing of the Offering	180 days
Threshold period for not to issue or proposed issuance of any ADSs or ordinary shares	90 days
ADS
SHARE OWNERSHIP AND RIGHTS
Number of ordinary shares for each ADS											5,000
Issuance of ADS and Pre-Funded Warrants, net (in shares)				3,360,000			342,100
Warrants, exercise price of warrants (in dollars per share) | $ / shares				$ 0.00		$ 0.00				$ 0.00
Warrants, number of securities called by warrants (in shares)														1.0
Offering
SHARE OWNERSHIP AND RIGHTS
Issuance of ADS and Pre-Funded Warrants, net (in shares)	11,050,000,000
Offering | Pre-Funded Warrants
SHARE OWNERSHIP AND RIGHTS
Warrants, number of securities called by warrants (in shares)	5,750,000,000
Offering | ADS
SHARE OWNERSHIP AND RIGHTS
Purchase price | $ / shares	$ 5.00
Offering | ADS | Pre-Funded Warrants
SHARE OWNERSHIP AND RIGHTS
Purchase price | $ / shares	$ 4.9999
Warrants, number of securities called by warrants (in shares)	1,150,000
Gross proceeds from offering | $	$ 16.8
Net proceeds from offering | $	$ 14.9
Offering | ADS | Common Warrant
SHARE OWNERSHIP AND RIGHTS
Warrants, exercise price of warrants (in dollars per share) | $ / shares	$ 5.00
Subsequent Event
SHARE OWNERSHIP AND RIGHTS
Ordinary shares, authorized								500,000,000,000	50,000,000,000			50,000,000,000	12,500,000,000
Ordinary shares, par value | $ / shares								$ 0
Subsequent Event | ADS | Series B warrants
SHARE OWNERSHIP AND RIGHTS
Issuance of ADS and Pre-Funded Warrants, net (in shares)					342,100
Warrants, exercise price of warrants (in dollars per share) | $ / shares															$ 49.75
Warrants, number of securities called by warrants (in shares)					1
Quoin
SHARE OWNERSHIP AND RIGHTS
Ordinary shares, authorized			10,000				12,000,000,000					50,000,000,000	12,500,000,000
Ordinary shares, par value | $ / shares												$ 0
Number of vote for each ordinary share | Vote							1
Number of years of income that limits distribution | Y							2
Maximum period between date of financial statements and distribution date							6 months
Issuance of ADS and Pre-Funded Warrants, net (in shares)			100
Number of founders		2
Quoin | ADS
SHARE OWNERSHIP AND RIGHTS
Number of ordinary shares for each ADS											5,000
Quoin | Offering | ADS
SHARE OWNERSHIP AND RIGHTS
Issuance of ADS and Pre-Funded Warrants, net (in shares)	2,210,000
Quoin | Subsequent Event
SHARE OWNERSHIP AND RIGHTS
Ordinary shares, authorized								500,000,000,000	50,000,000,000
Ordinary shares, par value | $ / shares								$ 0